EMPLOYEE BENEFITS (Details 2) (USD $)	1 Months Ended						12 Months Ended									12 Months Ended
	Dec. 31, 2011 Y	Nov. 30, 2011	May 31, 2011	Dec. 31, 2010 Y	May 31, 2010	May 31, 2009	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2011 RLI Corp. Long-Term Incentive Plan (LTIP) and Omnibus Stock Plan	Dec. 31, 2011 RLI Corp. Long-Term Incentive Plan (LTIP) and Omnibus Stock Plan Outside director	Dec. 31, 2010 RLI Corp. Long-Term Incentive Plan (LTIP) and Omnibus Stock Plan Outside director	Dec. 31, 2009 RLI Corp. Long-Term Incentive Plan (LTIP) and Omnibus Stock Plan Outside director	Dec. 31, 2011 Omnibus Stock Plan	Dec. 31, 2005 Omnibus Stock Plan	Dec. 31, 2011 RLI Corp. Long-Term Incentive Plan (LTIP) Y
Stock based compensation
Shares authorized for grant															1,500,000	2,000,000
Stock options granted to date (in shares)														1,228,139		505,000
Award vesting period (in years)										5 years
Term of options (in years)										P8Y
Term of options granted prior to 2009 (in years)										P10Y
Age and period of service of the participant to be eligible for retirement (in years)																75
Special dividend declared (in dollars per share)		$ 5.00		$ 7.00
Special dividend paid (in dollars per share)	$ 5.00			$ 7.00
Nonqualified options as percentage of options outstanding							98.00%
Weighted Number of Options Outstanding
Outstanding options at the beginning of the period (in shares)							1,524,982	1,583,803	1,429,128
Options granted (in shares)			201,000		167,150	211,050	297,950	223,150	261,000		1,541	2,474	4,852			297,950
Special dividend (in shares)							1,541	5,398
Options exercised (in shares)							(515,317)	(244,505)	(82,415)
Options cancelled/forfeited (in shares)							(28,290)	(42,864)	(23,910)
Outstanding options at the end of the period (in shares)	1,280,866			1,524,982			1,280,866	1,524,982	1,583,803
Exercisable options at the end of the period (in shares)	603,936			833,331			603,936	833,331	906,172
Weighted Average Exercise Price
Outstanding options at the beginning of the period (in dollars per share)							$ 41.32	$ 44.73	$ 43.35
Options granted (in dollars per share)	$ 55.03			$ 49.07			$ 55.03	$ 49.07	$ 47.97		$ 54.95	$ 55.20	$ 51.83
Special dividend (in dollars per share)	$ 32.16			$ 34.25			$ 32.16	$ 34.25
Options exercised (in dollars per share)	$ 34.61			$ 28.95			$ 34.61	$ 28.95	$ 28.87
Options canceled/forfeited (in dollars per share)	$ 41.64			$ 40.15			$ 41.64	$ 40.15	$ 51.82
Outstanding options at the end of the period (in dollars per share)	$ 43.23			$ 41.32			$ 43.23	$ 41.32	$ 44.73
Exercisable options at the end of the period (in dollars per share)	$ 39.80			$ 37.96			$ 39.80	$ 37.96	$ 40.17
Weighted Average Remaining Contractual Life
Weighted-average remaining contractual term of options outstanding (in years)	5.62			5.79			5.62	5.79	5.99
Weighted-average remaining contractual term of exercisable options (in years)							4.54	4.86	4.78
Aggregate Intrinsic Value
Options exercised (in dollars)							$ 12,764,000	$ 6,467,000	$ 1,961,000
Outstanding options at the end of the period (in dollars)	37,949,000			17,161,000			37,949,000	17,161,000	13,487,000
Exercisable options at the end of the period (in dollars)	19,965,000			12,176,000			19,965,000	12,176,000	11,850,000
Average fair value of options granted (in dollars per share)			$ 12.92		$ 13.42	$ 10.82	$ 12.91	$ 13.20	$ 11.40
Stock-based compensation expenses (in dollars)							3,500,000	3,100,000	2,900,000		84,676	100,000	300,000
Income tax benefit from stock-based compensation							1,200,000	1,100,000	1,000,000
Unrecognized stock-based compensation expense (in dollars)	$ 3,600,000			$ 3,700,000			$ 3,600,000	$ 3,700,000	$ 4,100,000
Weighted average grant date assumptions and weighted average fair value
Weighted-average fair value of grants (in dollars per share)			$ 12.92		$ 13.42	$ 10.82	$ 12.91	$ 13.20	$ 11.40
Risk-free interest rates (as a percent)							2.06%	2.58%	2.10%
Dividend yield (as a percent)							1.89%	1.74%	1.61%
Expected volatility (as a percent)							25.68%	25.91%	26.19%
Expected option life (in years)							5.54	5.61	5.73
Period for which annualized dividends is considered to calculate dividend yield (in years)							5
Period for which volatility is considered to calculate the expected volatility (in years)							1
POST-RETIREMENT BENEFITS OTHER THAN PENSION
Retirement age, minimum (in years)							55
Service period, minimum (in years)							20
Medical coverage termination, threshold age (in years)							65